FINANCIAL INSTRUMENTS, FINANCIAL RISKS AND CAPITAL MANAGEMENT (Details 2) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Statement1 [Line Items]
Financial liabilities	$ 208,990	$ 255,001
Financial assets	84,776	88,178
United States dollars [Member]
Statement1 [Line Items]
Financial liabilities	(554)	(554)
Financial assets	2,760	584
South African rands [Member]
Statement1 [Line Items]
Financial liabilities	(173)	(1,629)
Financial assets	$ 0	$ 0